Subsequent Events (Details) (USD $)	3 Months Ended					9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended	0 Months Ended		9 Months Ended	0 Months Ended
	Dec. 31, 2013	Sep. 30, 2013 property	Jun. 30, 2013 property	Mar. 31, 2013 property	Sep. 30, 2012 property	Sep. 30, 2013 property	Sep. 30, 2012 property	Dec. 31, 2012 property	Dec. 31, 2012 Previously Reported [Member] property	Dec. 31, 2012 Changes Reflected In Previous Adjustment [Member] Subsequent Event [Member] property	Sep. 30, 2013 Changes Reflected In The Current Adjustment [Member] Subsequent Event [Member] property	Sep. 30, 2012 Changes Reflected In The Current Adjustment [Member] Subsequent Event [Member] property	Dec. 31, 2012 Changes Reflected In The Current Adjustment [Member] Subsequent Event [Member] property	Apr. 18, 2013 Super Eight, Fort Madison, Iowa [Member]	May 01, 2013 Masters Inn In Tuscaloosa, Alabama [Member]	Sep. 30, 2013 Great Western Bank [Member]	May 15, 2013 Purchase Agreement May 15 2013 [Member] property	Aug. 05, 2013 Purchase Agreement August 5, 2013 [Member] property	May 02, 2013 Purchase Agreement May 22 013 [Member] property
Subsequent Event [Line Items]
Number of hotels held for sale		21			21	21	21	21	22
Additional number of hotels reclassified as held for sale										7			8
Number of hotels reclassified as held for use													1
Number of hotels sold		5	8	2		15	15	9			15	15
Required Minimum After Dividend Fixed Charge Coverage Ratio		0.95
Required Loan To Value		0.75
Loan To Value	0.722	0.722
Before dividend loan specific fixed charge coverage ratio	1.30
Minimum requirement of before dividend consolidated fixed charge coverage rate		1.10				1.10
Required Minimum Before Dividend Fixed Charge Coverage Ratio		1.09
Number of hotels under purchase agreement																	2	1	4
Proceeds from sale of property held for sale														$ 1,100,000	$ 1,700,000
Line of credit, current available amount																$ 12,500,000
Debt service coverage ratio																128.00%